Prepaid Expenses	12 Months Ended
Jul. 31, 2014
Prepaid Expenses [Abstract]
Prepaid Expenses	Note 4. Prepaid Expenses Prepaid expense consists solely of a prepayment to a vendor for distilling and bottling our distilled spirits product.